Oakmark Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 98.7%
FINANCIALS – 33.1%
DIVERSIFIED FINANCIALS – 21.2%
Ally Financial, Inc.	14,123	$503,630
Capital One Financial Corp.	4,564	451,151
The Charles Schwab Corp. (a)	7,900	419,016
State Street Corp.	4,351	316,651
The Goldman Sachs Group, Inc.	1,105	291,400
American Express Co.	2,004	242,340
The Bank of New York Mellon Corp.	4,786	203,098
S&P Global, Inc.	473	155,352
Moody's Corp.	502	145,663
KKR & Co., Inc.	2,500	101,225
		2,829,526
BANKS – 8.0%
Citigroup, Inc.	6,904	425,707
Bank of America Corp.	13,976	423,597
Wells Fargo & Co.	7,000	211,260
		1,060,564
INSURANCE – 3.9%
American International Group, Inc.	7,233	273,834
Reinsurance Group of America, Inc.	2,134	247,311
		521,145

		4,411,235

COMMUNICATION SERVICES – 15.4%
MEDIA & ENTERTAINMENT – 14.4%
Alphabet, Inc., Class A (b)	295	517,230
Facebook, Inc., Class A (b)	1,611	440,170
Comcast Corp., Class A	7,709	403,957
Charter Communications, Inc., Class A (b)	427	282,151
Netflix, Inc. (b)	518	280,152
		1,923,660
TELECOMMUNICATION SERVICES – 1.0%
T-Mobile US, Inc. (b)	1,000	134,850
		2,058,510

CONSUMER DISCRETIONARY – 13.9%
RETAILING – 5.2%
Booking Holdings, Inc. (b)	162	359,927
eBay, Inc.	4,376	219,879
Qurate Retail, Inc., Class A	9,976	109,432
		689,238

AUTOMOBILES & COMPONENTS – 4.5%
General Motors Co. (a)	8,146	339,199
Aptiv PLC	2,036	265,297
		604,496

CONSUMER SERVICES – 4.2%
Hilton Worldwide Holdings, Inc.	2,572	286,172
MGM Resorts International	8,682	273,576
		559,748

		1,853,482
INFORMATION TECHNOLOGY – 11.8%
SOFTWARE & SERVICES – 9.9%
Gartner, Inc. (b)	1,668	267,249
DXC Technology Co.	9,139	235,332
Workday, Inc., Class A (b)	857	205,298
Automatic Data Processing, Inc.	1,149	202,436
Visa, Inc., Class A	881	192,635
Fiserv, Inc. (b)	1,000	113,860
MasterCard, Inc., Class A	300	107,011
		1,323,821
TECHNOLOGY HARDWARE & EQUIPMENT – 1.9%
TE Connectivity, Ltd.	2,051	248,283
		1,572,104

INDUSTRIALS – 8.1%
CAPITAL GOODS – 8.1%
General Electric Co. (a)	26,000	280,799
Caterpillar, Inc.	1,470	267,533
Parker-Hannifin Corp.	850	231,674
Cummins, Inc.	822	186,676
General Dynamics Corp.	800	119,056
		1,085,738

HEALTH CARE – 6.2%
HEALTH CARE EQUIPMENT & SERVICES – 5.6%
HCA Healthcare, Inc.	1,683	276,785
Humana, Inc.	628	257,650
CVS Health Corp.	3,078	210,239
		744,674

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 0.6%
Regeneron Pharmaceuticals, Inc. (a) (b)	174	84,011
		828,685

ENERGY – 5.3%
EOG Resources, Inc.	6,099	304,135
Apache Corp.	13,744	195,025
Diamondback Energy, Inc.	2,600	125,840
Concho Resources, Inc.	1,300	75,855
		700,855

CONSUMER STAPLES – 4.0%
FOOD, BEVERAGE & TOBACCO – 4.0%
Constellation Brands, Inc., Class A	1,565	342,791
Keurig Dr Pepper, Inc.	5,978	191,293
		534,084

REAL ESTATE – 0.9%
CBRE Group, Inc., Class A (b)	2,000	125,440
TOTAL COMMON STOCKS – 98.7%
(Cost $7,213,833)		13,170,133

Oakmark Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
SHORT-TERM INVESTMENT – 1.4%
REPURCHASE AGREEMENT – 1.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.05% dated 12/31/20 due 01/04/21, repurchase price $193,977, collateralized by United States Treasury Note, 0.375% due 12/31/25, value plus accrued interest of $197,855 (Cost: $193,976)	$193,976	$193,976

TOTAL SHORT-TERM INVESTMENTS – 1.4%
(Cost $193,976)		193,976

TOTAL INVESTMENTS – 100.1% (Cost $7,407,809)		13,364,109

Foreign Currencies (Cost $0) – 0.0% (c)		0(d)
Liabilities In Excess of Other Assets – (0.1)%		(18,776)

TOTAL NET ASSETS – 100.0%		$13,345,333

(a)	All or a portion of this investment is held in connection with one or more options within the Fund.
(b)	Non-income producing security
(c)	Amount rounds to less than 0.1%.
(d)	Amount rounds to less than $1,000.

Oakmark Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

WRITTEN OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)
CALLS
The Charles Schwab Corp.	$45.00	3/19/21	(8,000)	$(42,432)	$(7,120)	$(5,088)	$(2,032)
Regeneron Pharmaceuticals, Inc.	$555.00	2/19/21	(900)	$(43,480)	$(459)	$(3,603)	$3,144
General Electric Co.	$10.00	3/19/21	(19,999)	$(21,599)	$(2,680)	$(2,433)	$(247)
General Motors Co.	$40.00	3/19/21	(5,000)	$(20,820)	$(2,063)	$(3,423)	$1,360
General Motors Co.	$45.00	3/19/21	(3,000)	$(12,492)	$(582)	$(1,500)	$918
				$(140,823)	$(12,904)	$(16,047)	$3,143

Oakmark Select Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.1%
COMMUNICATION SERVICES – 25.7%
MEDIA & ENTERTAINMENT – 25.7%
Alphabet, Inc., Class A (a)	238	$417,498
Charter Communications, Inc., Class A (a)	389	257,277
Facebook, Inc., Class A (a)	760	207,602
Netflix, Inc. (a)	350	189,039
		1,071,416
FINANCIALS – 25.6%
DIVERSIFIED FINANCIALS – 10.9%
Ally Financial, Inc. (b)	7,230	257,821
Capital One Financial Corp.	1,975	195,219
		453,040

BANKS – 10.5%
Citigroup, Inc.	3,862	238,131
Bank of America Corp.	6,603	200,149
		438,280

INSURANCE – 4.2%
American International Group, Inc.	4,619	174,887
		1,066,207
CONSUMER DISCRETIONARY – 15.3%
CONSUMER SERVICES – 6.5%
MGM Resorts International	4,688	147,703
Hilton Worldwide Holdings, Inc.	1,116	124,219
		271,922

AUTOMOBILES & COMPONENTS – 4.4%
Lear Corp.	1,150	182,885
RETAILING – 4.4%
Booking Holdings, Inc. (a)	82	182,636
		637,443
REAL ESTATE – 10.1%
CBRE Group, Inc., Class A (a) (b)	6,755	423,646
CONSUMER STAPLES – 4.8%
FOOD, BEVERAGE & TOBACCO – 4.8%
Constellation Brands, Inc., Class A	910	199,248
ENERGY – 4.5%
EOG Resources, Inc.	2,054	102,415
Apache Corp.	6,000	85,140
		187,555
INDUSTRIALS – 4.1%
CAPITAL GOODS – 4.1%
General Electric Co.	16,000	172,800
INFORMATION TECHNOLOGY – 3.8%
TECHNOLOGY HARDWARE & EQUIPMENT – 3.8%
TE Connectivity, Ltd.	1,303	157,747
HEALTH CARE – 3.2%
HEALTH CARE EQUIPMENT & SERVICES – 3.0%
HCA Healthcare, Inc.	764	125,704
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 0.2%
Regeneron Pharmaceuticals, Inc. (a)	20	9,662
		135,366

TOTAL COMMON STOCKS – 97.1% (Cost $2,118,200)		4,051,428

	Par Value	Value
SHORT-TERM INVESTMENTS – 4.8%
REPURCHASE AGREEMENT – 4.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.05% dated 12/31/20 due 01/04/21, repurchase price $201,487, collateralized by United States Treasury Notes, 0.125% - 0.375% due 12/31/22 - 12/31/25, aggregate value plus accrued interest of $205,516 (Cost: $201,486)	$201,486	201,486

TOTAL SHORT-TERM INVESTMENTS – 4.8% (Cost $201,486)		201,486

TOTAL INVESTMENTS – 101.9% (Cost $2,319,686)		4,252,914
Liabilities In Excess of Other Assets – (1.9)%		(80,564)

TOTAL NET ASSETS – 100.0%		$4,172,350

(a) Non-income producing security

(b) All or a portion of this investment is held in connection with one or more options within the Fund.

Oakmark Select Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

WRITTEN OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)
CALLS
CBRE Group, Inc., Class A	$60.00	3/19/21	(10,000)	$(62,720)	$(5,250)	$(4,711)	$(539)
Ally Financial, Inc.	$31.00	3/19/21	(10,000)	$(35,660)	$(5,625)	$(2,885)	$(2,740)
				$(98,380)	$(10,875)	$(7,596)	$(3,279)

OAKMARK GLOBAL FUND
Global Diversification —December 31, 2020 (Unaudited)

% of Equity Investments
North America	45.8%
United States		45.8%
Europe	43.4%
United Kingdom		17.1%
Germany*		14.2%
Switzerland		9.6%
Ireland*		1.6%
Belgium*		0.9%
Asia	4.6%
India		2.1%
Japan		1.2%
China		0.8%
South Korea		0.5%
Africa	3.1%
South Africa		3.1%
Australasia	2.3%
Australia		2.3%
Latin America	0.8%
Mexico		0.8%

*	Euro currency countries comprise 16.7% of equity investments.

Oakmark Global Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.1%
FINANCIALS – 23.6%
BANKS – 11.4%
Lloyds Banking Group PLC (United Kingdom) (a)	147,280	$73,392
Bank of America Corp. (United States)	1,699	51,488
Axis Bank, Ltd. (India) (a)	3,564	30,265
Citigroup, Inc. (United States)	194	11,931
		167,076
DIVERSIFIED FINANCIALS – 7.3%
Credit Suisse Group AG (Switzerland)	5,211	67,100
Julius Baer Group, Ltd. (Switzerland) (a)	696	40,066
		107,166
INSURANCE – 4.9%
Allianz SE (Germany)	177	43,428
Prudential PLC (United Kingdom)	1,502	27,667
		71,095

		345,337

CONSUMER DISCRETIONARY – 20.1%
AUTOMOBILES & COMPONENTS – 12.5%
General Motors Co. (United States)	1,587	66,062
Daimler AG (Germany)	769	54,298
Continental AG (Germany)	296	43,889
Toyota Motor Corp. (Japan)	228	17,570
		181,819
RETAILING – 5.1%
Naspers, Ltd. (South Africa)	215	44,185
Booking Holdings, Inc. (United States) (a)	9	19,299
Alibaba Group Holding, Ltd. (China) (a) (b)	28	6,493
Alibaba Group Holding, Ltd. (China) (a)	169	5,080
		75,057
CONSUMER SERVICES – 1.3%
Compass Group PLC (United Kingdom)	1,003	18,701
CONSUMER DURABLES & APPAREL – 1.2%
Cie Financiere Richemont SA (Switzerland)	194	17,530
		293,107
INDUSTRIALS – 13.1%
CAPITAL GOODS – 11.6%
CNH Industrial N.V. (United Kingdom) (a)	5,066	63,904
Howmet Aerospace, Inc. (United States)	1,198	34,179
Travis Perkins PLC (United Kingdom) (a)	1,659	30,567
Flowserve Corp. (United States)	615	22,644
Johnson Controls International PLC (United States)	381	17,737
Rolls-Royce Holdings PLC (United Kingdom) (a)	254	386
		169,417
TRANSPORTATION – 1.5%
Ryanair Holdings PLC (Ireland) (a) (b)	192	21,132
Ryanair Holdings PLC (Ireland) (a)	62	1,237
		22,369

		191,786

COMMUNICATION SERVICES – 13.0%
MEDIA & ENTERTAINMENT – 11.1%
Alphabet, Inc., Class C (United States) (a)	44	76,477
Liberty Broadband Corp., Class C (United States) (a)	248	39,307
The Interpublic Group of Cos., Inc. (United States)	1,211	28,491
Grupo Televisa SAB (Mexico) (a) (b)	1,281	10,554
Charter Communications, Inc., Class A (United States) (a)	11	7,476
		162,305
TELECOMMUNICATION SERVICES – 1.9%
Liberty Global PLC, Class A (United Kingdom) (a)	1,136	27,514
		189,819
INFORMATION TECHNOLOGY – 12.4%
SOFTWARE & SERVICES – 7.1%
MasterCard, Inc., Class A (United States)	200	71,352
Oracle Corp. (United States)	498	32,203
		103,555
TECHNOLOGY HARDWARE & EQUIPMENT – 5.3%
TE Connectivity, Ltd. (United States)	587	71,104
Samsung Electronics Co., Ltd. (South Korea)	86	6,428
		77,532

		181,087

HEALTH CARE – 8.9%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 5.0%
Bayer AG (Germany)	1,027	60,440
Novartis AG (Switzerland)	128	12,075
		72,515
HEALTH CARE EQUIPMENT & SERVICES – 3.9%
Tenet Healthcare Corp. (United States) (a)	972	38,802
Envista Holdings Corp. (United States) (a)	559	18,849
		57,651

		130,166

MATERIALS – 2.9%
Incitec Pivot, Ltd. (Australia) (a)	18,878	33,184
Arconic Corp. (United States) (a)	306	9,119
		42,303
CONSUMER STAPLES – 1.8%
FOOD, BEVERAGE & TOBACCO – 1.8%
Keurig Dr Pepper, Inc. (United States)	468	14,963
Anheuser-Busch InBev SA/NV (Belgium)	175	12,181
		27,144

Oakmark Global Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.1% (cont.)
ENERGY – 1.3%
Nov, Inc. (United States)	1,357	$18,632
TOTAL COMMON STOCKS – 97.1% (Cost $936,171)		1,419,381
WARRANT – 0.0%(c)
CONSUMER DISCRETIONARY – 0.0%(c)
Cie Financiere Richemont SA, Warrants (Switzerland) (a)	414	107
TOTAL WARRANTS – 0.0% (Cost $—)		107

	Par Value	Value
SHORT-TERM INVESTMENT – 2.4%
REPURCHASE AGREEMENT – 2.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.05% dated 12/31/20 due 01/04/21, repurchase price $35,061, collateralized by United States Treasury Note, 0.375% due 12/31/25, value plus accrued interest of $35,762 (Cost: $35,061)	$35,061	35,061

TOTAL SHORT-TERM INVESTMENTS – 2.4% (Cost $35,061)		35,061
TOTAL INVESTMENTS – 99.5% (Cost $971,232)		1,454,549
Foreign Currencies (Cost $0) – 0.0% (c)		0	(d)
Other Assets In Excess of Liabilities – 0.5%		6,649
TOTAL NET ASSETS – 100.0%		$1,461,198

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.
(d)	Amount rounds to less than $1,000.

Oakmark Global Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/20	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	17,228	$19,526	06/16/21	$19,559	$(33)
				$19,559	$(33)

OAKMARK GLOBAL SELECT FUND

Global Diversification—December 31, 2020 (Unaudited)

% of Equity Investments

North America	49.1%
United States		49.1%
Europe	45.7%
Germany*		16.0%
United Kingdom		15.0%
Switzerland		12.1%
Netherlands*		2.6%
Asia	5.2%
South Korea		2.8%
China		2.4%

* Euro currency countries comprise 18.6% of equity investments.

Oakmark Global Select Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.4%
FINANCIALS – 27.0%
BANKS – 16.3%
Lloyds Banking Group PLC (United Kingdom) (a)	182,534	$90,960
Bank of America Corp. (United States)	2,989	90,605
Citigroup, Inc. (United States)	1,070	65,958
		247,523

DIVERSIFIED FINANCIALS – 7.2%
Credit Suisse Group AG (Switzerland)	8,537	109,926
INSURANCE – 3.5%
American International Group, Inc. (United States)	1,410	53,375
		410,824
CONSUMER DISCRETIONARY – 19.3%
RETAILING – 8.3%
Booking Holdings, Inc. (United States) (a)	24	54,479
Prosus N.V. (Netherlands)	347	37,500
Alibaba Group Holding, Ltd. (China) (a) (b)	83	19,270
Alibaba Group Holding, Ltd. (China) (a)	529	15,860
		127,109

AUTOMOBILES & COMPONENTS – 6.9%
Daimler AG (Germany)	1,481	104,550
CONSUMER SERVICES – 2.1%
Compass Group PLC (United Kingdom)	1,739	32,421
CONSUMER DURABLES & APPAREL – 2.0%
Cie Financiere Richemont SA (Switzerland)	340	30,721
		294,801

COMMUNICATION SERVICES – 18.1%
MEDIA & ENTERTAINMENT – 18.1%
Alphabet, Inc., Class A (United States) (a)	84	146,517
Charter Communications, Inc., Class A (United States) (a)	133	87,986
NAVER Corp. (South Korea)	151	40,740
		275,243

HEALTH CARE – 15.8%
HEALTH CARE EQUIPMENT & SERVICES – 8.5%
HCA Healthcare, Inc. (United States)	438	72,066
Fresenius Medical Care AG & Co. KGaA (Germany)	682	56,847
		128,913

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 7.3%
Bayer AG (Germany)	1,257	73,924
Novartis AG (Switzerland)	400	37,814
		111,738
		240,651

INDUSTRIALS – 6.4%
CAPITAL GOODS – 6.4%
CNH Industrial N.V. (United Kingdom) (a)	7,716	97,332

INFORMATION TECHNOLOGY – 5.5%
TECHNOLOGY HARDWARE & EQUIPMENT – 5.5%
TE Connectivity, Ltd. (United States)	700	84,761

REAL ESTATE – 4.3%
CBRE Group, Inc., Class A (United States) (a)	1,039	65,166
TOTAL COMMON STOCKS – 96.4% (Cost $1,087,476)		1,468,778

WARRANT – 0.0%(c)
CONSUMER DISCRETIONARY – 0.0%(c)
Cie Financiere Richemont SA, Warrants (Switzerland) (a)	813	211
TOTAL WARRANTS – 0.0% (Cost $—)		211

	Par Value	Value
SHORT-TERM INVESTMENTS – 3.4%
REPURCHASE AGREEMENT – 3.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.05% dated 12/31/20 due 01/04/21, repurchase price $51,618, collateralized by United States Treasury Note, 0.375% due 12/31/25, value plus accrued interest of $52,650 (Cost: $51,617)	$51,617	51,617
TOTAL SHORT-TERM INVESTMENTS – 3.4% (Cost $51,617)		51,617
TOTAL INVESTMENTS – 99.8% (Cost $1,139,093)		1,520,606
Foreign Currencies (Cost $0) – 0.0% (c)		0	(d)
Other Assets In Excess of Liabilities – 0.2%		2,961
TOTAL NET ASSETS – 100.0%		$1,523,567

(a) Non-income producing security

(b) Sponsored American Depositary Receipt

(c) Amount rounds to less than 0.1%.

(d) Amount rounds to less than $1,000.

Oakmark Global Select Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/20	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	22,516	$25,520	06/16/21	25,563	$(43)
				25,563	$(43)

Oakmark International Fund
Global Diversification —December 31, 2020 (Unaudited)

% of Equity Investments
Europe	83.3%
United Kingdom		22.2%
Germany*		21.1%
Switzerland		14.5%
France*		10.1%
Sweden		4.3%
Italy*		4.2%
Netherlands*		2.2%
Ireland*		1.4%
Finland*		1.1%
Spain*		1.1%
Belgium*		1.1%
Asia	7.4%
Japan		2.3%
India		1.7%
South Korea		1.6%
China		1.2%
Indonesia		0.6%
North America	3.1%
Canada		3.1%
Australasia	2.8%
Australia		2.8%
Africa	2.5%
South Africa		2.5%
Latin America	0.9%
Mexico		0.9%

*     Euro currency countries comprise 42.3% of equity investments.

Oakmark International Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.8%
FINANCIALS – 29.6%
BANKS – 16.0%
Lloyds Banking Group PLC (United Kingdom) (a)	2,284,372	$1,138,342
Intesa Sanpaolo SPA (Italy) (a)	461,376	1,078,019
BNP Paribas SA (France) (a)	18,815	990,800
NatWest Group PLC (United Kingdom) (a)	187,937	430,868
Axis Bank, Ltd. (India) (a)	50,670	430,260
Bank Mandiri Persero Tbk PT (Indonesia)	308,156	138,725
		4,207,014
DIVERSIFIED FINANCIALS – 8.5%
Credit Suisse Group AG (Switzerland)	83,206	1,071,448
EXOR N.V. (Netherlands)	7,091	573,652
Schroders PLC (United Kingdom)	8,520	388,779
AMP, Ltd. (Australia)	171,340	206,067
Schroders PLC, Non-Voting (United Kingdom)	31	980
		2,240,926
INSURANCE – 5.1%
Allianz SE (Germany)	3,237	793,688
Prudential PLC (United Kingdom)	29,496	543,321
		1,337,009
		7,784,949
CONSUMER DISCRETIONARY – 23.7%
AUTOMOBILES & COMPONENTS – 12.2%
Daimler AG (Germany)	14,138	998,128
Bayerische Motoren Werke AG (Germany)	9,685	854,570
Continental AG (Germany)	5,352	792,819
Toyota Motor Corp. (Japan)	4,047	311,871
Valeo SA (France)	6,507	256,586
		3,213,974
RETAILING – 5.2%
Naspers, Ltd. (South Africa)	3,113	639,629
Hennes & Mauritz AB (H&M) - Class B (Sweden) (a)	20,118	420,577
Alibaba Group Holding, Ltd. (China) (a) (b)	524	121,858
Alibaba Group Holding, Ltd. (China) (a)	3,540	106,215
Trip.com Group, Ltd. (China) (a) (b)	2,587	87,263
		1,375,542
CONSUMER SERVICES – 3.5%
Accor SA (France) (a) (c)	15,776	570,474
Compass Group PLC (United Kingdom)	14,076	262,365
Restaurant Brands International, Inc. (Canada)	1,560	95,313
		928,152
CONSUMER DURABLES & APPAREL – 2.8%
Cie Financiere Richemont SA (Switzerland)	3,080	278,586
The Swatch Group AG, Bearer Shares (Switzerland)	969	264,356
EssilorLuxottica SA (France)	1,190	185,438
		728,380
		6,246,048
INDUSTRIALS – 13.7%
CAPITAL GOODS – 10.4%
CNH Industrial N.V. (United Kingdom) (a) (c)	74,549	940,329
Volvo AB, Class B (Sweden) (a)	14,606	344,043
SKF AB, Class B (Sweden)	12,886	334,227
Rolls-Royce Holdings PLC (United Kingdom) (a)	197,183	299,984
Komatsu, Ltd. (Japan)	10,398	283,725
Ashtead Group PLC (United Kingdom)	5,802	272,777
Smiths Group PLC (United Kingdom)	8,086	166,366
Bunzl PLC (United Kingdom)	2,968	99,142
		2,740,593
COMMERCIAL & PROFESSIONAL SERVICES – 2.0%
G4S PLC (United Kingdom) (a) (c)	62,133	215,648
Brambles, Ltd. (Australia)	25,905	211,694
Bureau Veritas SA (France) (a)	3,675	97,680
		525,022
TRANSPORTATION – 1.3%
Ryanair Holdings PLC (Ireland) (a) (b) (c)	2,949	324,304
Ryanair Holdings PLC (Ireland) (a) (c)	1,147	22,785
		347,089
		3,612,704
MATERIALS – 9.7%
Glencore PLC (Switzerland) (a)	403,000	1,284,068
thyssenkrupp AG (Germany) (a) (c)	42,821	424,989
Orica, Ltd. (Australia) (c)	24,895	290,768
LafargeHolcim, Ltd. (Switzerland)	5,141	282,339
UPM-Kymmene OYJ (Finland)	7,471	278,080
		2,560,244
COMMUNICATION SERVICES – 7.2%
MEDIA & ENTERTAINMENT – 5.3%
Publicis Groupe SA (France) (c)	9,630	479,499
WPP PLC (United Kingdom)	36,122	395,180
NAVER Corp. (South Korea)	1,079	290,656
Grupo Televisa SAB (Mexico) (a) (b)	27,065	223,017
		1,388,352
TELECOMMUNICATION SERVICES – 1.9%
Liberty Global PLC, Class A (United Kingdom) (a)	17,566	425,450
Liberty Global PLC, Class C (United Kingdom) (a)	3,155	74,621
		500,071
		1,888,423
HEALTH CARE – 7.2%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 5.7%
Bayer AG (Germany)	16,325	960,387

Oakmark International Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.8% (cont.)
HEALTH CARE – 7.2% (cont.)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 5.7% (cont.)
Novartis AG (Switzerland)	3,480	$328,808
Roche Holding AG (Switzerland)	579	202,126
		1,491,321
HEALTH CARE EQUIPMENT & SERVICES – 1.5%
Fresenius Medical Care AG & Co. KGaA (Germany)	4,720	393,287
		1,884,608
INFORMATION TECHNOLOGY – 2.5%
SOFTWARE & SERVICES – 2.0%
Amadeus IT Group SA (Spain)	3,741	272,201
Open Text Corp. (Canada)	5,953	270,488
		542,689
TECHNOLOGY HARDWARE & EQUIPMENT – 0.5%
Samsung Electronics Co., Ltd. (South Korea)	1,661	123,834
		666,523
ENERGY – 1.7%
Cenovus Energy, Inc. (Canada) (c)	71,454	435,045
CONSUMER STAPLES – 1.5%
FOOD, BEVERAGE & TOBACCO – 1.0%
Anheuser-Busch InBev SA/NV (Belgium)	3,846	267,845
HOUSEHOLD & PERSONAL PRODUCTS – 0.5%
Henkel AG & Co. KGaA (Germany)	1,209	116,498
		384,343
TOTAL COMMON STOCKS – 96.8% (Cost $23,551,192)		25,462,887
PREFERRED STOCKS – 0.2%
CONSUMER STAPLES – 0.2%
HOUSEHOLD & PERSONAL PRODUCTS – 0.2%
Henkel AG & Co. KGaA (Germany)	479	53,988
TOTAL PREFERRED STOCKS – 0.2% (Cost $48,034)		53,988

WARRANT – 0.0%(d)
CONSUMER DISCRETIONARY – 0.0%(d)
Cie Financiere Richemont SA, Warrants (Switzerland) (a)	7,039	1,829
TOTAL WARRANTS – 0.0% (Cost $—)		1,829

	Par Value	Value
SHORT-TERM INVESTMENTS – 2.6%
COMMERCIAL PAPER – 1.4%
Walgreens Boots, 144A, 0.24% - 0.32%, due 01/13/21 - 02/05/21 (e) (f)	$193,850	193,810
American Honda Finance Corp., 0.20% - 0.23%, due 01/05/21 - 01/21/21 (e)	157,500	157,489
J.P. Morgan Securities, 0.17%, due 01/04/21 (e)	25,000	25,000
TOTAL COMMERCIAL PAPER – 1.4% (Cost $376,303)		376,299
REPURCHASE AGREEMENT – 1.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.05% dated 12/31/20 due 01/04/21, repurchase price $309,828, collateralized by United States Treasury Note, 0.125% due 12/31/22, value plus accrued interest of $316,023 (Cost: $309,827)	309,827	309,827
TOTAL SHORT-TERM INVESTMENTS – 2.6% (Cost $686,130)		686,126
TOTAL INVESTMENTS – 99.6% (Cost $24,285,356)		26,204,830
Foreign Currencies (Cost $43,673) – 0.2%		43,518
Other Assets In Excess of Liabilities – 0.2%		54,748
TOTAL NET ASSETS – 100.0%		$26,303,096

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(d)	Amount rounds to less than 0.1%.
(e)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.

Oakmark International Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/20	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	291,027	$329,846	06/16/21	$330,405	$(559)
				$330,405	$(559)

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country, or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2020	Value December 31, 2020	Percent of Net Assets
Accor SA	15,776	$6,978	$38,966	(16,033)	$148,568	$0	$469,927	$570,474	2.2%
Cenovus Energy, Inc.	71,454	31,763	20,508	(4,093)	169,521	0	258,362	435,045	1.7%
CNH Industrial N.V. (a)	74,549	0	233,704	(32,741)	446,265	0	760,509	940,329	3.6%
G4S PLC (a)	62,133	0	168,156	(18,491)	101,600	0	300,695	215,648	0.8%
Orica, Ltd.	24,895	0	0	0	15,637	3,015	275,131	290,768	1.1%
Publicis Groupe SA (a)	9,630	0	182,045	(89,818)	297,451	0	453,911	479,499	1.8%
Ryanair Holdings PLC ADR (a)	2,949	0	197,755	10,556	106,648	0	404,855	324,304	1.2%
Ryanair Holdings PLC (a)	1,147	0	0	0	7,435	0	15,350	22,785	0.1%
thyssenkrupp AG	42,821	761	10,923	(18,033)	231,762	0	221,422	424,989	1.6%
TOTAL	305,354	$39,502	$852,057	$(168,653)	$1,524,887	$3,015	$3,160,162	$3,703,841	14.1%

(a) Due to transactions during the period ended December 31, 2020, the company is no longer an affiliate

Oakmark International Small Cap Fund
Global Diversification —December 31, 2020 (Unaudited)

% of Equity Investments
Europe	69.6%
United Kingdom		22.6%
Switzerland		10.3%
Italy*		6.8%
Finland*		6.8%
Germany*		5.8%
Sweden		5.0%
Norway		3.4%
Denmark		2.9%
Spain*		2.7%
Netherlands*		1.4%
Portugal*		1.1%
Belgium*		0.8%
Asia	9.8%
South Korea		4.3%
Japan		2.1%
Indonesia		1.8%
China		1.6%
Australasia	7.8%
Australia		7.8%
Latin America	7.3%
Mexico		7.3%
North America	5.5%
Canada		5.5%

*     Euro currency countries comprise 25.4% of equity investments.

Oakmark International Small Cap Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.8%
INDUSTRIALS – 37.2%
CAPITAL GOODS – 18.8%
Konecranes OYJ (Finland)	1,550	$54,508
Duerr AG (Germany)	1,303	53,175
Travis Perkins PLC (United Kingdom) (a)	2,289	42,169
Metso Outotec OYJ (Finland)	3,811	38,060
Sulzer AG (Switzerland)	333	34,995
Morgan Advanced Materials PLC (United Kingdom)	3,116	13,252
Howden Joinery Group PLC (United Kingdom) (a)	1,342	12,658
dormakaba Holding AG (Switzerland)	17	9,479
Bucher Industries AG (Switzerland)	16	7,468
		265,764
COMMERCIAL & PROFESSIONAL SERVICES – 15.7%
Applus Services SA (Spain) (a)	3,374	37,175
ISS A/S (Denmark) (a)	2,107	36,450
Loomis AB (Sweden)	1,039	28,565
Pagegroup PLC (United Kingdom) (a)	3,931	24,050
Hays PLC (United Kingdom) (a)	10,992	21,494
Mitie Group PLC (United Kingdom) (a)	35,345	19,817
Randstad N.V. (Netherlands) (a)	287	18,672
Babcock International Group PLC (United Kingdom) (a)	4,625	17,702
SThree PLC (United Kingdom) (a)	4,137	16,860
		220,785
TRANSPORTATION – 2.7%
Controladora Vuela Cia de Aviacion SAB de CV (Mexico) (a) (b)	2,805	34,843
DSV PANALPINA A/S (Denmark)	21	3,479
		38,322
		524,871
FINANCIALS – 17.4%
DIVERSIFIED FINANCIALS – 13.3%
Julius Baer Group, Ltd. (Switzerland) (a)	918	52,896
Azimut Holding SpA (Italy)	1,785	38,760
Element Fleet Management Corp. (Canada)	2,312	24,302
Standard Life Aberdeen PLC (United Kingdom)	6,228	23,956
EFG International AG (Switzerland)	3,593	23,536
St James's Place PLC (United Kingdom)	1,514	23,473
		186,923
BANKS – 4.1%
BNK Financial Group, Inc. (South Korea)	6,991	36,555
DGB Financial Group, Inc. (South Korea)	3,479	21,748
		58,303
		245,226
CONSUMER DISCRETIONARY – 9.3%
AUTOMOBILES & COMPONENTS – 4.3%
Pirelli & C SpA (Italy) (a)	6,564	35,547
Autoliv, Inc. (Sweden)	216	19,847
Dometic Group AB (Sweden) (a)	401	5,305
		60,699
CONSUMER SERVICES – 2.9%
Wynn Macau, Ltd. (China) (a)	12,980	21,799
Autogrill SpA (Italy) (a)	2,797	18,691
		40,490
CONSUMER DURABLES & APPAREL – 2.1%
Gildan Activewear, Inc. (Canada)	1,069	29,897
		131,086
INFORMATION TECHNOLOGY – 9.1%
SOFTWARE & SERVICES – 9.0%
Atea ASA (Norway) (a)	3,285	46,429
Software AG (Germany)	628	25,566
BlackBerry, Ltd. (Canada) (a)	3,208	21,268
Link Administration Holdings, Ltd. (Australia)	3,770	16,132
Equiniti Group PLC (United Kingdom) (a)	9,383	14,166
TIS, Inc. (Japan)	160	3,280
		126,841
TECHNOLOGY HARDWARE & EQUIPMENT – 0.1%
Hirose Electric Co., Ltd. (Japan)	15	2,211
		129,052
COMMUNICATION SERVICES – 7.8%
MEDIA & ENTERTAINMENT – 5.0%
Megacable Holdings SAB de CV (Mexico)	8,995	32,853
oOh!media, Ltd. (Australia)	17,493	22,387
Hakuhodo DY Holdings, Inc. (Japan)	975	13,365
Nordic Entertainment Group AB, Class B (Sweden) (a)	36	2,006
		70,611
TELECOMMUNICATION SERVICES – 2.8%
NOS SGPS SA (Portugal)	4,158	14,517
Sarana Menara Nusantara Tbk PT (Indonesia)	190,105	12,989
Tower Bersama Infrastructure Tbk PT (Indonesia)	101,703	11,799
		39,305
		109,916
MATERIALS – 5.8%
Incitec Pivot, Ltd. (Australia) (a)	21,882	38,464
DS Smith PLC (United Kingdom) (a)	6,435	32,962
Titan Cement International SA (Belgium) (a)	606	10,257
		81,683
HEALTH CARE – 4.9%
HEALTH CARE EQUIPMENT & SERVICES – 4.9%
ConvaTec Group PLC (United Kingdom)	9,598	26,146
Healius, Ltd. (Australia)	6,911	19,872

Oakmark International Small Cap Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.8% (cont.)
HEALTH CARE – 4.9% (cont.)
HEALTH CARE EQUIPMENT & SERVICES – 4.9% (cont.)
Elekta AB, Class B (Sweden)	976	$13,097
Ansell, Ltd. (Australia)	376	10,085
		69,200
CONSUMER STAPLES – 3.0%
HOUSEHOLD & PERSONAL PRODUCTS – 2.3%
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	18,957	32,380
FOOD & STAPLES RETAILING – 0.7%
Sugi Holdings Co., Ltd. (Japan)	152	10,157
		42,537
REAL ESTATE – 2.3%
LSL Property Services PLC (United Kingdom) (a)	5,072	20,182
IWG PLC (Switzerland) (a)	2,732	12,824
		33,006

TOTAL COMMON STOCKS – 96.8% (Cost $1,213,603)		1,366,577

	Par Value	Value
SHORT-TERM INVESTMENT – 2.6%
REPURCHASE AGREEMENT – 2.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.05% dated 12/31/20 due 01/04/21, repurchase price $36,555, collateralized by United States Treasury Note, 0.375% due 12/31/25, value plus accrued interest of $37,286 (Cost: $36,555)	$36,555	36,555
TOTAL SHORT-TERM INVESTMENTS – 2.6% (Cost $36,555)		36,555
TOTAL INVESTMENTS – 99.4% (Cost $1,250,158)		1,403,132
Foreign Currencies (Cost $8) – 0.0% (c)		8
Other Assets In Excess of Liabilities – 0.6%		8,936
TOTAL NET ASSETS – 100.0%		$1,412,076

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.

Oakmark International Small Cap Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/20	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	16,833	$19,078	06/16/21	$19,110	$(32)
				$19,110	$(32)

Oakmark Equity and Income Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 71.7%
FINANCIALS – 13.5%
BANKS – 7.7%
Bank of America Corp.	13,731	$416,187
Citigroup, Inc.	2,837	174,919
		591,106
DIVERSIFIED FINANCIALS – 3.4%
Ally Financial, Inc.	5,782	206,183
State Street Corp.	752	54,701
		260,884
INSURANCE – 2.4%
Reinsurance Group of America, Inc.	1,087	125,948
American International Group, Inc.	1,460	55,261
		181,209
		1,033,199
CONSUMER DISCRETIONARY – 12.5%
AUTOMOBILES & COMPONENTS – 10.9%
General Motors Co.	8,728	363,451
BorgWarner, Inc.	5,384	208,053
Lear Corp.	1,161	184,671
Thor Industries, Inc.	808	75,110
		831,285
RETAILING – 1.0%
Booking Holdings, Inc. (a)	36	79,157
CONSUMER DURABLES & APPAREL – 0.6%
Carter's, Inc.	510	47,948
		958,390
HEALTH CARE – 9.9%
HEALTH CARE EQUIPMENT & SERVICES – 7.6%
CVS Health Corp.	3,540	241,758
HCA Healthcare, Inc.	736	121,010
LivaNova PLC (a)	1,280	84,749
UnitedHealth Group, Inc.	236	82,761
Zimmer Biomet Holdings, Inc.	332	51,127
		581,405
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 2.3%
Agilent Technologies, Inc.	986	116,783
Regeneron Pharmaceuticals, Inc. (a)	122	58,843
		175,626
		757,031
COMMUNICATION SERVICES – 8.9%
MEDIA & ENTERTAINMENT – 8.9%
Alphabet, Inc., Class A (a)	219	384,179
Charter Communications, Inc., Class A (a)	308	203,493
Comcast Corp., Class A	1,760	92,229
		679,901
CONSUMER STAPLES – 7.8%
FOOD, BEVERAGE & TOBACCO – 7.8%
Philip Morris International, Inc.	2,623	217,150
Nestlé SA (b)	1,254	147,733
Keurig Dr Pepper, Inc.	2,606	83,376
Diageo PLC (b)	484	76,800
Constellation Brands, Inc., Class A	313	68,497
		593,556
INDUSTRIALS – 6.7%
CAPITAL GOODS – 6.7%
Howmet Aerospace, Inc.	6,655	189,926
Johnson Controls International PLC	2,646	123,263
Carlisle Cos., Inc.	773	120,680
General Dynamics Corp.	518	77,044
		510,913
INFORMATION TECHNOLOGY – 6.5%
TECHNOLOGY HARDWARE & EQUIPMENT – 4.4%
TE Connectivity, Ltd.	2,763	334,516
SOFTWARE & SERVICES – 2.1%
MasterCard, Inc., Class A	451	160,980
		495,496
MATERIALS – 2.0%
Glencore PLC (a)	28,371	90,397
Arconic Corp. (a)	1,823	54,318
Sealed Air Corp.	258	11,805
		156,520
ENERGY – 2.0%
PDC Energy, Inc. (a)	2,465	50,598
ChampionX Corp. (a)	3,205	49,031
Diamondback Energy, Inc.	615	29,778
Nov, Inc.	1,615	22,177
		151,584
REAL ESTATE – 1.9%
Gaming and Leisure Properties, Inc. REIT	2,207	93,577
The Howard Hughes Corp. (a)	622	49,102
		142,679
TOTAL COMMON STOCKS – 71.7% (Cost $2,832,570)		5,479,269

PREFERRED STOCKS – 0.4%
FINANCIALS – 0.3%
GMAC Capital Trust I (c), 6.01% (3 mo. USD LIBOR + 5.785%)	498	13,457
Signature Bank/New York NY (d), 5.00%	377	9,657
		23,114

Oakmark Equity and Income Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
PREFERRED STOCKS – 0.4% (cont.)
CONSUMER STAPLES – 0.1%
Bunge, Ltd. (d), 4.88%	55	$5,995
COMMUNICATION SERVICES – 0.0%(e)
Liberty Broadband Corp. (d), 7.00%	40	1,134
TOTAL PREFERRED STOCKS – 0.4% (Cost $29,019)		30,243

	Par Value	Value
FIXED INCOME – 27.8%
CORPORATE BONDS – 19.0%
CONSUMER DISCRETIONARY – 4.6%
Aramark Services, Inc., 144A 6.375%, due 05/01/25 (f)	$9,900	10,581
Asbury Automotive Group, Inc. 4.50%, due 03/01/28	1,600	1,668
Booking Holdings, Inc.
3.60%, due 06/01/26	14,730	16,741
3.55%, due 03/15/28	9,950	11,460
4.625%, due 04/13/30	4,950	6,151
4.10%, due 04/13/25	1,950	2,211
BorgWarner, Inc. 2.65%, due 07/01/27	4,215	4,532
Boyd Gaming Corp. 6.00%, due 08/15/26	4,975	5,162
Caesars Resort Collection LLC / CRC Finco, Inc., 144A 5.25%, due 10/15/25 (f)	25,870	26,144
CCO Holdings LLC / CCO Holdings Capital Corp., 144A
4.75%, due 03/01/30 (f)	2,980	3,215
5.125%, due 05/01/27 (f)	250	265
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, due 03/15/28	9,950	11,480
4.50%, due 02/01/24	2,985	3,311
Expedia Group, Inc.
5.00%, due 02/15/26	31,360	35,133
3.25%, due 02/15/30	10,830	11,271
International Game Technology PLC, 144A
6.50%, due 02/15/25 (f)	19,600	21,913
6.25%, due 02/15/22 (f)	8,503	8,779
6.25%, due 01/15/27 (f)	200	229
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 144A 5.25%, due 06/01/26 (f)	1,000	1,037
Lear Corp.
4.25%, due 05/15/29	7,955	9,091
3.50%, due 05/30/30	6,950	7,605
Lithia Motors, Inc., 144A
4.625%, due 12/15/27 (f)	2,980	3,144
4.375%, due 01/15/31 (f)	2,000	2,145
5.25%, due 08/01/25 (f)	1,990	2,065
Marriott International, Inc.
4.00%, due 04/15/28	9,761	10,798
4.15%, due 12/01/23	8,094	8,745
3.60%, due 04/15/24	6,960	7,420
4.625%, due 06/15/30	900	1,056
MGM Resorts International
4.75%, due 10/15/28	13,875	14,872
6.75%, due 05/01/25	9,850	10,662
Penske Automotive Group, Inc. 5.50%, due 05/15/26	11,343	11,783
Sands China, Ltd.
5.40%, due 08/08/28	5,000	5,852
5.125%, due 08/08/25	3,000	3,367
4.60%, due 08/08/23	2,000	2,124
Scientific Games International, Inc., 144A 5.00%, due 10/15/25 (f)	19,910	20,545
Starbucks Corp.
3.80%, due 08/15/25	9,950	11,323
4.00%, due 11/15/28	2,985	3,545
The William Carter Co., 144A 5.625%, due 03/15/27 (f)	1,750	1,842
Tractor Supply Co. 1.75%, due 11/01/30	1,980	1,990
Under Armour, Inc. 3.25%, due 06/15/26	12,565	12,643
Wolverine World Wide, Inc., 144A 5.00%, due 09/01/26 (f)	12,140	12,383
Yum! Brands, Inc. 3.875%, due 11/01/23	6,329	6,622
		352,905
INDUSTRIALS – 4.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons LLC, 144A 3.50%, due 02/15/23 (f)	12,470	12,782
Bacardi, Ltd., 144A 4.45%, due 05/15/25 (f)	14,900	16,634
BAT Capital Corp.
3.557%, due 08/15/27	6,965	7,755
2.259%, due 03/25/28	2,975	3,088
BAT International Finance PLC 1.668%, due 03/25/26	4,460	4,565
Carrier Global Corp.
2.493%, due 02/15/27	4,965	5,358
2.242%, due 02/15/25	4,965	5,254
CSX Corp. 2.50%, due 05/15/51	3,400	3,386
Delta Air Lines, Inc.
3.40%, due 04/19/21	11,590	11,666
3.80%, due 04/19/23	9,425	9,677
FedEx Corp. 3.80%, due 05/15/25	6,950	7,846
Fedex Corp. Pass Through Trust 1.875%, due 08/20/35	10,900	11,223
Fortune Brands Home & Security, Inc.
4.00%, due 06/15/25	13,430	15,195
4.00%, due 09/21/23	9,945	10,836
Hilton Domestic Operating Co., Inc, 144A
4.00%, due 05/01/31 (f)	19,250	20,311

Oakmark Equity and Income Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 27.8% (cont.)
CORPORATE BONDS – 19.0% (cont.)
INDUSTRIALS – 4.2% (cont.)
3.75%, due 05/01/29 (f)	$9,000	$9,384
5.75%, due 05/01/28 (f)	900	979
Hilton Domestic Operating Co., Inc. 4.875%, due 01/15/30	11,765	12,853
Howmet Aerospace, Inc. 6.875%, due 05/01/25	14,890	17,421
Lennox International, Inc.
1.35%, due 08/01/25	2,000	2,046
1.70%, due 08/01/27	1,995	2,030
Raytheon Technologies Corp. 3.65%, due 08/16/23	169	182
Southwest Airlines Co.
5.125%, due 06/15/27	15,853	18,859
5.25%, due 05/04/25	7,875	9,121
The Boeing Co. 2.70%, due 02/01/27	41,847	43,527
Uber Technologies, Inc., 144A
8.00%, due 11/01/26 (f)	21,430	23,388
7.50%, due 05/15/25 (f)	7,940	8,577
7.50%, due 09/15/27 (f)	4,470	4,917
WESCO Distribution, Inc.
5.375%, due 06/15/24	13,675	14,017
5.375%, due 12/15/21	5,305	5,308
		318,185
FINANCIALS – 3.6%
Ally Financial, Inc. 3.875%, due 05/21/24	7,950	8,711
Bank of America Corp. 4.45%, due 03/03/26	5,000	5,828
Berkshire Hathaway Finance Corp. 1.45%, due 10/15/30	1,980	2,006
BNP Paribas SA, 144A 7.625% (USD 5 Year Swap rate + 6.314%) (c) (d) (f)	5,000	5,062
CenterState Bank Corp. 5.75% (SOFRRATE + 5.617%), due 06/01/30 (c)	4,960	5,220
Citigroup, Inc.
3.352%(3 mo. USD LIBOR + 0.897%), due 04/24/25 (c)	22,860	24,853
3.40%, due 05/01/26	15,000	16,884
CNO Financial Group, Inc. 5.25%, due 05/30/25	5,895	6,843
Credit Suisse Group AG, 144A
7.50%(USD 5 Year Swap rate + 4.598%) (c) (d) (f)	30,000	33,352
6.25%(USD 5 Year Swap rate + 3.455%) (c) (d) (f)	7,000	7,647
E*TRADE Financial Corp. 2.95%, due 08/24/22	11,965	12,430
JPMorgan Chase & Co. 1.445% (3 mo. USD LIBOR + 1.230%), due 10/24/23 (c)	19,910	20,267
MSCI, Inc., 144A
5.375%, due 05/15/27 (f)	6,965	7,435
4.75%, due 08/01/26 (f)	5,925	6,177
Nasdaq, Inc. 1.65%, due 01/15/31	5,250	5,202
Pershing Square Holdings, Ltd, 144A 3.25%, due 11/15/30 (f)	14,000	14,181
Principal Life Global Funding II, 144A 2.375%, due 11/21/21 (f)	6,970	7,099
Reinsurance Group of America, Inc.
3.15%, due 06/15/30	6,900	7,544
3.95%, due 09/15/26	4,905	5,632
S&P Global, Inc. 2.95%, due 01/22/27	9,810	10,856
Stifel Financial Corp. 4.00%, due 05/15/30	6,900	7,885
The Charles Schwab Corp. 3.25%, due 05/21/21	19,895	20,073
The Goldman Sachs Group, Inc.
3.20%, due 02/23/23	7,000	7,396
1.972%(3 mo. USD LIBOR + 1.750%), due 10/28/27 (c)	2,975	3,127
Wells Fargo & Co.
3.069%, due 01/24/23	14,930	15,356
1.444%(3 mo. USD LIBOR + 1.230%), due 10/31/23 (c)	8,603	8,739
		275,805
INFORMATION TECHNOLOGY – 1.4%
Avnet, Inc.
4.875%, due 12/01/22	8,275	8,879
3.75%, due 12/01/21	4,710	4,824
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, due 01/15/22	14,930	15,273
3.625%, due 01/15/24	9,955	10,760
3.50%, due 01/15/28	4,975	5,483
Broadcom, Inc. 4.70%, due 04/15/25	6,950	7,964
CommScope, Inc., 144A 5.50%, due 03/01/24 (f)	3,480	3,588
Dell International LLC / EMC Corp., 144A 5.45%, due 06/15/23 (f)	14,725	16,286
Itron, Inc., 144A 5.00%, due 01/15/26 (f)	11,035	11,270
Lam Research Corp. 2.80%, due 06/15/21	4,910	4,954
Motorola Solutions, Inc. 4.60%, due 02/23/28	2,985	3,601
NortonLifeLock, Inc.,144A 5.00%, due 04/15/25 (f)	1,000	1,020
Qorvo, Inc., 144A 3.375%, due 04/01/31 (f)	1,000	1,033
Tyco Electronics Group SA 3.70%, due 02/15/26	9,830	10,995
		105,930

ENERGY – 1.4%
Apergy Corp. 6.375%, due 05/01/26	16,119	16,280
Cenovus Energy, Inc. 5.375%, due 07/15/25	4,960	5,592
Diamondback Energy, Inc. 4.75%, due 05/31/25	2,900	3,264

Oakmark Equity and Income Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 27.8% (cont.)
CORPORATE BONDS – 19.0% (cont.)
ENERGY – 1.4% (cont.)
National Oilwell Varco, Inc. 3.60%, due 12/01/29	$24,835	$25,970
Occidental Petroleum Corp. 3.50%, due 08/15/29	6,945	6,356
Oceaneering International, Inc. 4.65%, due 11/15/24	7,490	6,816
Parsley Energy LLC / Parsley Finance Corp, 144A 4.125%, due 02/15/28 (f)	18,076	18,980
Schlumberger Holdings Corp., 144A 4.00%, due 12/21/25 (f)	9,830	11,170
Valero Energy Corp. 2.85%, due 04/15/25	9,915	10,560
		104,988
REAL ESTATE – 1.3%
GLP Capital, LP / GLP Financing II, Inc. REIT
5.375%, due 11/01/23	12,000	13,110
4.00%, due 01/15/31	9,425	10,285
5.75%, due 06/01/28	4,975	5,893
5.25%, due 06/01/25	4,975	5,597
5.375%, due 04/15/26	3,925	4,504
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. REIT 5.625%, due 05/01/24	2,945	3,199
MPT Operating Partnership, LP / MPT Finance Corp. REIT 3.50%, due 03/15/31	3,900	4,027
Omega Healthcare Investors, Inc. REIT
5.25%, due 01/15/26	14,942	17,081
4.375%, due 08/01/23	15,046	16,272
The Howard Hughes Corp., 144A
5.375%, due 08/01/28 (f)	9,400	10,110
5.375%, due 03/15/25 (f)	5,895	6,079
Ventas Realty, LP REIT
3.125%, due 06/15/23	2,490	2,631
3.50%, due 02/01/25	900	991
		99,779
COMMUNICATION SERVICES – 1.2%
Netflix, Inc.
4.875%, due 04/15/28	33,740	38,049
5.875%, due 02/15/25	11,940	13,737
5.875%, due 11/15/28	6,965	8,349
5.375%, due 02/01/21	1,990	1,997
Netflix, Inc., 144A 5.375%, due 11/15/29 (f)	4,970	5,858
T-Mobile USA, Inc., 144A
3.75%, due 04/15/27 (f)	19,855	22,611
3.50%, due 04/15/25 (f)	1,985	2,193
Twitter, Inc., 144A 3.875%, due 12/15/27 (f)	700	746
Zayo Group Holdings, Inc., 144A 4.00%, due 03/01/27 (f)	250	251
		93,791
HEALTH CARE – 0.8%
AbbVie, Inc. 2.95%, due 11/21/26	6,955	7,691
Centene Corp.
4.25%, due 12/15/27	2,980	3,159
4.75%, due 01/15/25	994	1,020
CVS Health Corp. 5.00%, due 12/01/24	6,880	7,901
HCA, Inc.
5.625%, due 09/01/28	2,985	3,522
5.375%, due 09/01/26	500	575
IQVIA, Inc., 144A 5.00%, due 10/15/26 (f)	7,800	8,151
Johnson & Johnson 1.30%, due 09/01/30	915	922
Perrigo Finance Unlimite Co. 3.15%, due 06/15/30	1,050	1,122
Regeneron Pharmaceuticals, Inc. 1.75%, due 09/15/30	5,950	5,859
Universal Health Services, Inc., 144A 5.00%, due 06/01/26 (f)	8,325	8,596
Zimmer Biomet Holdings, Inc.
3.05%, due 01/15/26	4,965	5,475
3.15%, due 04/01/22	3,810	3,918
		57,911
MATERIALS – 0.3%
Glencore Funding LLC, 144A
3.875%, due 10/27/27 (f)	9,950	11,213
3.00%, due 10/27/22 (f)	9,950	10,321
		21,534
CONSUMER STAPLES – 0.2%
Kraft Heinz Foods Co, 144A 3.875%, due 05/15/27 (f)	1,900	2,047
Philip Morris International, Inc. 1.75%, due 11/01/30	2,970	3,007
Post Holdings, Inc., 144A
5.00%, due 08/15/26 (f)	2,000	2,065
5.75%, due 03/01/27 (f)	500	529
Smithfield Foods, Inc., 144A
3.35%, due 02/01/22 (f)	4,975	5,044
2.65%, due 10/03/21 (f)	3,980	4,015
4.25%, due 02/01/27 (f)	995	1,105
Sysco Corp. 5.65%, due 04/01/25	995	1,183
		18,995
Total Corporate Bonds (Cost $1,342,247)		1,449,823

GOVERNMENT AND AGENCY SECURITIES – 8.3%
U.S. GOVERNMENT NOTES – 7.6%
United States Treasury Notes
2.125%, due 08/15/21	300,000	303,727

Oakmark Equity and Income Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 27.8% (cont.)
GOVERNMENT AND AGENCY SECURITIES – 8.3% (cont.)
U.S. GOVERNMENT NOTES – 7.6% (cont.)
2.00%, due 11/30/22	$74,625	$77,298
1.75%, due 03/31/22	74,645	76,161
2.125%, due 12/31/22	49,745	51,725
1.875%, due 11/30/21	49,785	50,584
2.125%, due 01/31/21	24,570	24,606
		584,101
U.S. GOVERNMENT AGENCIES – 0.7%
Federal Home Loan Mortgage Corp., 0.32%, due 07/08/22	25,000	25,000
Federal Farm Credit Banks Funding Corp., 0.37%, due 04/13/23	25,000	25,000
		50,000
Total Government and Agency Securities (Cost $626,430)		634,101

BANK LOANS – 0.5%
INDUSTRIALS – 0.2%
Uber Technologies, Inc. Term Loan 5.00% (3 mo. USD LIBOR + 4.000%), due 04/04/25 (c)	995	997
Skymiles IP, Ltd. 2020 Term Loan B 0.00%, due 10/20/27 (g)	5,000	5,177
US Foods, Inc. Term Loan B 0.00%, due 06/27/23 (g)	10,000	9,840
		16,014

ENERGY – 0.2%
Apergy Corp. 2020 Term Loan 6.00% (3 mo. USD LIBOR + 5.000%), due 05/28/27 (c)	13,358	13,558
HEALTH CARE – 0.1%
HCA, Inc. Term Loan B13 1.90% (1 mo. USD LIBOR + 1.750%), due 03/18/26 (c)	4,950	4,946
HCA, Inc. Term Loan B12 1.90% (1 mo. USD LIBOR + 1.750%), due 03/13/25 (c)	4,176	4,170
Total Bank Loans (Cost $38,101)		38,688
TOTAL FIXED INCOME – 27.8% (Cost $2,006,778)		2,122,612
SHORT-TERM INVESTMENTS – 1.1%
REPURCHASE AGREEMENT – 1.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.05% dated 12/31/20 due 01/04/21, repurchase price $81,039, collateralized by a United States Treasury Note, 0.375% due 12/31/25, value plus accrued interest of $82,659 (Cost: $81,039)	81,039	81,039
TOTAL SHORT-TERM INVESTMENTS – 1.1%
(Cost $81,039)		81,039
TOTAL INVESTMENTS – 101.0% (Cost $4,949,406)		7,713,163
Foreign Currencies – 0.0%(e)		0	(h)
Liabilities In Excess of Other Assets – (1.0)%		(75,134)
NET ASSETS – 100.0%		$7,638,029

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Floating Rate Note. Rate shown is as of December 31, 2020.
(d)	Security is perpetual and has no stated maturity date.
(e)	Amount rounds to less than 0.1%.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(h)	Amount rounds to less than $1,000.
Abbreviations:
REIT: Real Estate Investment Trust

Oakmark Bond Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
RIGHTS – 0.1%
ENERGY – 0.1%
Chesapeake Energy Corp. (a)	13	$127
TOTAL RIGHTS – 0.1% (Cost $127)		127

PREFERRED STOCKS – 2.4%
FINANCIALS – 1.2%
Signature Bank/New York NY (b), 5.00%	20	513
GMAC Capital Trust I (c), 6.01% (3 mo. USD LIBOR + 5.785%),	18	480
		993
CONSUMER STAPLES – 0.6%
Bunge, Ltd. (b), 4.88% ,	5	545
COMMUNICATION SERVICES – 0.6%
Liberty Broadband Corp. (b), 7.00% ,	19	541
TOTAL PREFERRED STOCKS – 2.4% (Cost $1,902)		2,079

	Par Value	Value
FIXED INCOME – 88.5%
CORPORATE BONDS – 56.7%
INDUSTRIALS – 12.4%
BAT Capital Corp. 2.259%, due 03/25/28	$1,000	1,038
CSX Corp. 2.50%, due 05/15/51	1,000	996
Delta Air Lines, Inc. / SkyMiles IP, Ltd, 144A 4.75%, due 10/20/28 (d)	1,000	1,091
Fedex Corp. Pass Through Trust 1.875%, due 08/20/35	1,000	1,030
Hilton Domestic Operating Co., Inc, 144A 4.00%, due 05/01/31 (d)	750	791
Hilton Domestic Operating Co., Inc. 4.875%, due 01/15/30	250	273
Howmet Aerospace, Inc. 6.875%, due 05/01/25	750	877
Lennox International, Inc. 1.70%, due 08/01/27	1,000	1,018
Southwest Airlines Co. 5.125%, due 06/15/27	1,000	1,190
The Boeing Co. 2.70%, due 02/01/27	750	780
Uber Technologies, Inc., 144A 7.50%, due 09/15/27 (d)	1,000	1,100
United Rentals North America, Inc. 3.875%, due 02/15/31	500	525
		10,709
CONSUMER DISCRETIONARY – 9.4%
Aramark Services, Inc, 144A 5.00%, due 02/01/28 (d)	500	527
Booking Holdings, Inc. 3.55%, due 03/15/28	1,000	1,152
BorgWarner, Inc. 2.65%, due 07/01/27	750	806
CCO Holdings LLC / CCO Holdings Capital Corp., 144A 4.25%, due 02/01/31 (d)	500	527
Lithia Motors, Inc., 144A 4.375%, due 01/15/31 (d)	750	804
Marriott International, Inc.
4.15%, due 12/01/23	1,500	1,621
4.625%, due 06/15/30	750	880
3.125%, due 06/15/26	250	267
MGM Resorts International 4.75%, due 10/15/28	500	536
Tractor Supply Co. 1.75%, due 11/01/30	1,000	1,005
		8,125
FINANCIALS – 8.5%
Berkshire Hathaway Finance Corp. 1.45%, due 10/15/30	1,000	1,013
Credit Suisse Group AG, 144A 6.25% (USD 5 Year Swap rate + 3.455%) (b) (c) (d)	500	546
Nasdaq, Inc. 1.65%, due 01/15/31	600	595
Pershing Square Holdings, Ltd, 144A 3.25%, due 11/15/30 (d)	1,000	1,013
Reinsurance Group of America, Inc. 3.15%, due 06/15/30	1,000	1,094
Signature Bank/New York NY 4.00%, due 10/15/30 (c)	1,000	1,015
US Bancorp 1.375%, due 07/22/30	1,000	1,002
Wells Fargo & Co. 1.654% (SOFRRATE + 1.600%), due 06/02/24 (c)	1,000	1,028
		7,306
HEALTH CARE – 7.9%
AbbVie, Inc. 2.95%, due 11/21/26	750	829
Emergent BioSolutions, Inc., 144A 3.875%, due 08/15/28 (d)	250	259
Johnson & Johnson 1.30%, due 09/01/30	1,000	1,007
Merck & Co, Inc. 1.45%, due 06/24/30	1,000	1,014
Perrigo Finance Unlimite Co. 3.15%, due 06/15/30	750	802
Regeneron Pharmaceuticals, Inc. 1.75%, due 09/15/30	1,250	1,231
Tenet Healthcare Corp, 144A 6.125%, due 10/01/28 (d)	500	521
Zimmer Biomet Holdings, Inc. 3.55%, due 03/20/30	1,000	1,132
		6,795
COMMUNICATION SERVICES – 5.8%
Comcast Corp. 3.15%, due 03/01/26	1,000	1,116
Netflix, Inc.
5.50%, due 02/15/22	2,000	2,093
4.875%, due 04/15/28	500	564

Oakmark Bond Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 88.5% (cont.)
CORPORATE BONDS – 56.7% (cont.)
COMMUNICATION SERVICES – 5.8% (cont.)
T-Mobile USA, Inc. 4.00%, due 04/15/22	$1,211	$1,249
		5,022
INFORMATION TECHNOLOGY – 4.1%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, due 01/15/27	750	842
CDW LLC / CDW Finance Corp. 4.125%, due 05/01/25	500	523
Qorvo, Inc., 144A 3.375%, due 04/01/31 (d)	1,000	1,033
QUALCOMM, Inc. 3.45%, due 05/20/25	1,000	1,113
		3,511
CONSUMER STAPLES – 2.7%
Kraft Heinz Foods Co, 144A 3.875%, due 05/15/27 (d)	500	539
Philip Morris International, Inc. 1.75%, due 11/01/30	1,000	1,012
Sysco Corp. 3.30%, due 07/15/26	750	834
		2,385
REAL ESTATE – 2.5%
GLP Capital, LP / GLP Financing II, Inc. REIT 4.00%, due 01/15/31	500	546
MPT Operating Partnership, LP / MPT Finance Corp. REIT 3.50%, due 03/15/31	1,000	1,032
Ventas Realty, LP / Ventas Capital Corp. REIT 3.25%, due 08/15/22	590	612
		2,190
ENERGY – 2.2%
Cenovus Energy, Inc. 5.375%, due 07/15/25	500	564
National Oilwell Varco, Inc. 3.60%, due 12/01/29	750	784
Parsley Energy LLC / Parsley Finance Corp, 144A 4.125%, due 02/15/28 (d)	500	525
		1,873
TECHNOLOGY – 0.6%
Logan Merger Sub, Inc., 144A 5.50%, due 09/01/27 (d)	500	524
MATERIALS – 0.6%
Kraton Polymers LLC / Kraton Polymers Capital Corp, 144A 4.25%, due 12/15/25 (d)	500	510
Total Corporate Bonds (Cost $46,966)		48,950

GOVERNMENT AND AGENCY SECURITIES – 26.3%
U.S. GOVERNMENT AGENCIES – 14.7%
Federal Farm Credit Banks Funding Corp.
0.32%, due 12/23/24	5,000	4,992
0.36%, due 09/24/24	4,000	3,992
Federal Home Loan Bank, 0.44%, due 06/29/23	3,658	3,658
		12,642

U.S. GOVERNMENT NOTES – 11.6%
United States Treasury Notes
0.25%, due 05/31/25	6,000	5,988
0.375%, due 03/31/22	4,000	4,013
		10,001
Total Government and Agency Securities (Cost $22,644)		22,643

BANK LOANS – 5.1%
INDUSTRIALS – 3.5%
Skymiles IP, Ltd. 2020 Term Loan B 0.00%, due 10/20/27 (e)	1,000	1,035
US Foods, Inc. Term Loan B 0.00%, due 06/27/23 (e)	1,000	984
Uber Technologies, Inc. Term Loan 5.00% (3 mo. USD LIBOR + 4.00%), due 04/04/25 (c)	995	998
		3,017
ENERGY – 1.6%
Apergy Corp. 2020 Term Loan 6.00% (3 mo. USD LIBOR + 5.00%), due 05/28/27 (c)	975	990
Chesapeake Energy Corp. 2019 Last Out Term Loan 0.00%, due 06/24/24 (e)	500	415
		1,405
Total Bank Loans (Cost $4,214)		4,422

CONVERTIBLE BOND – 0.4%
Livanova Usa, Inc., 144A, 3.00%, due 12/15/25 (d) (Cost $250)	250	327
TOTAL FIXED INCOME – 88.5% (Cost $74,074)		76,342

SHORT-TERM INVESTMENTS – 10.5%
REPURCHASE AGREEMENT – 10.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.05% dated 12/31/20 due 01/04/21, repurchase price $9,023, collateralized by a United States Treasury Note, 1.625% due 12/31/21, value plus accrued interest of $9,204 (Cost: $9,023)	$9,023	$9,023
TOTAL SHORT-TERM INVESTMENTS – 10.5% (Cost $9,023)		9,023
TOTAL INVESTMENTS – 101.5% (Cost $85,126)		$87,571
Liabilities In Excess of Other Assets – (1.5)%		(1,305)
NET ASSETS – 100.0%		$86,266

Oakmark Bond Fund	December 31, 2020 (Unaudited)
Schedule of Investments (in thousands)

(a)	Non-income producing security
(b)	Security is perpetual and has no stated maturity date.
(c)	Floating Rate Note. Rate shown is as of December 31, 2020.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(e)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

Abbreviations:
REIT: Real Estate Investment Trust

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Organization

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991 and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund ("Oakmark"), Oakmark Select Fund (“Select”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund ("International"), Oakmark International Small Cap Fund ("Int'l Small Cap"), Oakmark Equity and Income Fund ("Equity and Income") and the Oakmark Bond Fund (“Bond”). Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation

The share price is also called the net asset value (the “NAV”) of a share. The NAV of shares of each class is normally determined by the Funds’ custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the “NYSE”) on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund’s NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds’ portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price (“NOCP”), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time. The market value of exchange-traded securities is determined by using prices provided by one or more independent pricing services, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value. All other debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out-of-the-money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for FLEX options on a given day, each FLEX option purchased or written may be valued using the Option Valuation (OVME) function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg’s proprietary calculations. FLEX options shall be valued at the mid of the buy and sell valuations produced by OVME. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with Fund policies and procedures approved by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 – significant unobservable inputs (including the assumptions of Harris Associates L.P. (the "Adviser") in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2020, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$13,170,133	$0	$0
Short Term Investments	0	193,976	0
Call Options Written	(12,904)	0	0
Total	$13,157,229	$193,976	$0
Select
Common Stocks	$4,051,428	$0	$0
Short Term Investments	0	201,486	0
Call Options Written	(10,875)	0	0
Total	$4,040,553	$201,486	$0
Global
Common Stocks	$1,419,381	$0	$0
Warrants	107	0	0
Short Term Investments	0	35,061	0
Forward Foreign Currency Contracts - Liabilities	0	(33)	0
Total	$1,419,488	$35,028	$0
Global Select
Common Stocks	$1,468,778	$0	$0
Warrants	211	0	0
Short Term Investments	0	51,617	0
Forward Foreign Currency Contracts - Liabilities	0	(43)	0
Total	$1,468,989	$51,574	$0
International
Common Stocks	$25,462,887	$0	$0
Preferred Stocks	53,988	0	0
Warrants	1,829	0	0
Short Term Investments	0	686,126	0
Forward Foreign Currency Contracts - Liabilities	0	(559)	0
Total	$25,518,704	$685,567	$0
Int'l Small Cap
Common Stocks	$1,366,577	$0	$0
Short Term Investments	0	36,555	0
Forward Foreign Currency Contracts - Liabilities	0	(32)	0
Total	$1,366,577	$36,523	$0
Equity and Income
Common Stocks	$5,479,269	$0	$0
Preferred Stocks	30,243	0	0
Corporate Bonds	0	1,449,823	0
Government and Agency Securities	0	634,101	0
Bank Loans	0	38,688	0
Short Term Investments	0	81,039	0
Total	$5,509,512	$2,203,651	$0
Bond
Rights	$0	$0	$127
Preferred Stocks	2,079	0	0
Corporate Bonds	0	48,950	0
Government and Agency Securities	0	22,643	0
Bank Loans	0	4,422	0
Convertible Bond	0	327	0
Short Term Investments	0	9,023	0
Total	$2,079	$85,365	$127

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts are measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At December 31, 2020, Global, Global Select, International and Int’l Small Cap held non-collateralized, forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Bank and Trust Company (“State Street”) and are listed in the Fund’s Schedule of Investments.

For the period ended December 31, 2020, the notional value of forward foreign currency contracts opened and the notional value of settled contracts is listed by Fund in the table below (in thousands):

	Currency	Currency
Fund	Contracts Opened	Contracts Settled
Global	19,526	16,577
Global Select	25,519	26,336
International	329,846	218,612
Int’l Small Cap	19,078	13,267

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post-spin-off or post-re-organization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale for accounting purposes. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At December 31, 2020, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At December 31, 2020, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark and Select used purchased options for tax management purposes during the period ended December 31, 2020. There were no outstanding purchased equity options as of December 31, 2020.

Oakmark and Select used options written for tax management purposes during the period ended December 31, 2020. Written options outstanding, if any, are listed on each Fund's Schedule of Investments.

For the period ended December 31, 2020, the amount of premiums paid (received) for equity options purchased and written are listed by Fund in the table below (in thousands):

Fund	Equity Options Purchased	Equity Options Written
Oakmark	$8,297	$(23,289)
Select	6,332	(13,066)

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At December 31, 2020, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At December 31, 2020, none of the Funds had securities on loan.

2. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company's voting securities during all or part of the period ended December 31, 2020. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund's Schedule of Investments.

3. SUBSEQUENT EVENTS

The adviser has evaluated the possibility of subsequent events existing in the Funds' Schedule of Investments. The adviser has determined that there are no material events that would require adjustment or disclosure in the Funds' Schedule of Investments through the date of the publication of this report.